Financial Instrument (Tables)	9 Months Ended
Sep. 30, 2013
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		September 30,		December 31,
		2013		2012
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$602,155	602,155	$688,040	688,040
Accounts Receivable(1)	2	3,143,172	3,143,172	3,157,233	3,157,233
Long-term Notes Receivable	3	165,648	172,244	-	-

Liabilities
Accounts payable(1)	2	615,657	615,657	745,644	745,644
Short-term borrowings(1)	2	185,537	185,537	121,823	121,823
Long term debt, excluding 2012 Credit Agreement, Euro Notes and Senior Notes	2	542,385	542,385	721,928	721,928
2012 Credit Agreement	2	2,869,194	2,859,632	2,659,340	2,652,840
Senior Notes	2	4,786,706	5,160,957	4,743,442	5,296,325
Euro Notes	2	45,579	46,236	51,951	54,574
Noncontrolling interests subject to put provisions	3	641,021	641,021	523,260	523,260

(1) Also includes amounts from related parties.

Derivative Financial Instruments Valuation
	September 30, 2013		December 31, 2012

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	4,651	(2,117)	7,839	(7,510)
Non-current
Foreign exchange contracts	236	(785)	942	(187)
Interest rate contracts	-	(4,374)	-	(6,221)
Total	$4,887	$(7,276)	$8,781	$(13,918)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	10,853	(4,048)	23,396	(19,068)

Non-current
Foreign exchange contracts	887	(901)	132	(292)
Total	$11,740	$(4,949)	$23,528	$(19,360)

(1) At September 30, 2013 and December 31, 2012, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the nine months ended September 30,				(Effective Portion) for the nine months ended September 30,
	2013	2012	(Effective Portion)	2013	2012

Interest rate contracts	$(2,544)	$(12,040)	Interest income/expense	$20,476	$17,014
Foreign exchange contracts	2,157	14,691	Costs of Revenue	(1,307)	(5,000)
Foreign exchange contracts			Interest income/expense	577	228

	$(387)	$2,651		$19,746	$12,242

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the nine months ended September 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2013	2012

Foreign exchange contracts	Selling, general and administrative expense	$(26,992)	$3,148

Foreign exchange contracts	Interest income/expense	5,690	4,940

		$(21,302)	$8,088